Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	DREYFUS MIDCAP INDEX FUND INC
Central Index Key	0000875732
Amendment Flag	false
Document Creation Date	Feb. 27, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Mar. 01, 2018
Dreyfus Midcap Index Fund, Inc. | Investor Shares
Prospectus:
Trading Symbol	PESPX
Dreyfus Midcap Index Fund, Inc. | Class I
Prospectus:
Trading Symbol	DMIDX